Nature of Business and Organization (Details)			1 Months Ended
	Feb. 12, 2020	Apr. 13, 2018 $ / shares shares	Oct. 21, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Apr. 13, 2018 $ / shares
Nature of Business and Organization (Details) [Line Items]
Number of shares issued		1,000
Price per share | (per share)		$ 0.001				$ 0.01
Ownership interest description		the former shareholders transferred their 100% ownership interest in MingZhu to MingZhu HK, which is 100% owned by MingZhu Cayman through MingZhu BVI. After the reorganization, MingZhu Cayman owns 100% equity interests of MingZhu BVI, MingZhu HK and MingZhu. The controlling shareholder of MingZhu Cayman is same as of MingZhu prior to the reorganization.
Number of authorized description	the authorized number of ordinary shares increased from 38,000,000 to 50,000,000 with a par value of $0.001 instead of HKD 0.01 and the issued number of ordinary shares increased from 1,000 to 9,250,000 with a par value of $0.001 instead of HKD 0.01. With the effect of resolution passed by board of directors on May 21, 2020, the issued number of ordinary shares decreased from 9,250,000 to 9,000,000. As of the date hereof, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 9,000,000.
Ordinary shares, shares authorized				50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.001	$ 0.001
Ordinary shares, shares issued				12,354,040	9,000,000
IPO [Member]
Nature of Business and Organization (Details) [Line Items]
Number of shares issued			3,000,000
Price per share (in Dollars per share) | $ / shares			$ 4.00